Provisions (Details) ₨ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)
Disclosure of other provisions [line items]
Balance as at April 1, 2017	₨ 4,556
Provision made during the year	3,102
Provision used or reversed during the year	(3,906)
Effect of changes in foreign exchange rates	33
Balance as at March 31, 2018	3,785
Current	3,732
Non-current	53
Other provisions	3,785
Allowance for sales return provision [Member]
Disclosure of other provisions [line items]
Balance as at April 1, 2017	3,784	[1]
Provision made during the year	2,960	[1]
Provision used or reversed during the year	(3,561)	[1]
Effect of changes in foreign exchange rates	27	[1]
Balance as at March 31, 2018	3,210	[1]
Current	3,210	[1]
Non-current	0	[1]
Other provisions	3,210	[1]
Environmental liability provisions [Member]
Disclosure of other provisions [line items]
Balance as at April 1, 2017	47	[2]
Provision made during the year	0	[2]
Provision used or reversed during the year	0	[2]
Effect of changes in foreign exchange rates	6	[2]
Balance as at March 31, 2018	53	[2]
Current	0	[2]
Non-current	53	[2]
Other provisions	53	[2]
Legal and others provision [Member]
Disclosure of other provisions [line items]
Balance as at April 1, 2017	725	[3]
Provision made during the year	142	[3]
Provision used or reversed during the year	(345)	[3]
Effect of changes in foreign exchange rates	0	[3]
Balance as at March 31, 2018	522	[3]
Current	522	[3]
Non-current	0	[3]
Other provisions	₨ 522	[3]

[1]	Provision for sales returns is accounted for by recording a provision based on the Company’s estimate of expected sales returns. See Note 3(l) for the Company’s accounting policy on sales returns.
[2]	As a result of the acquisition of a unit of The Dow Chemical Company in April 2008, the Company assumed a liability for contamination of the Mirfield site acquired of Rs.39 (carrying value Rs.53). The seller is required to indemnify the Company for this liability. Accordingly, a corresponding asset has also been recorded in the statements of financial position.
[3]	Primarily consists of provision recorded towards the potential liability arising out of a litigation relating to cardiovascular and anti-diabetic formulations. Refer to Note 39 (Contingencies) of these consolidated financial statements under “Product and patent related matters - Matters relating to National Pharmaceutical Pricing Authority - Litigation relating to Cardiovascular and Anti-diabetic formulations” for further details.